Other current assets and assets held for sale - Schedule of Other Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Prepayments	€ 101	€ 61
VAT receivables	16	34
Miscellaneous receivables	154	109
Total other current assets	€ 271	€ 204